Related Party Disclosures - Additional information (Details) $ in Millions		12 Months Ended
	Sep. 22, 2016 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage		57.80%
Proceeds from share buy-back programme by RAI				£ 23,000,000
Consideration paid for additional interest acquired				70,000,000	£ 1,677,000,000
IPRESS.d.o.o
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage		49.00%
B A T Chile Operaciones S A
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage		0.01%			0.20%
Consideration paid for additional interest acquired					£ 1,000,000
B A T Chile Operaciones S A And I P R E S S D O O
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition related cost		£ 1,000,000
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Share of dividends from associates in respect of dividends		688,000,000		1,024,000,000	640,000,000
Associates | Dividends Receivable
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from associates in respect of dividends		£ 0		221,000,000	£ 145,000,000
RJ Reynolds Tobacco Company | 2010 Agreement
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement termination date		Dec. 31, 2014	Dec. 31, 2014
Agreement notice period		three years	three years
Early termination compensation recognized | $			$ 90
Early termination compensation paid | $	$ 7
BATUS Japan Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Proceeds from share buy-back programme by RAI				£ 23,000,000
Subsidiaries | Souza Cruz
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage				1.00%
Consideration paid for additional interest acquired				£ 70,000,000
Increase in reserves attributable to the owners of the parent				4,000,000
Decrease in reserves attributable to non-controlling interests				£ 4,000,000
Globe House
Disclosure Of Transactions Between Related Parties [Line Items]
Maximum charge to secure total contributions payable over the Group’s Head Office		£ 150,000,000